8. CONVERTIBLE NOTES PAYABLE, RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
8. CONVERTIBLE NOTES PAYABLE, RELATED PARTY

During 2012, the Company issued an aggregate of $280,000 convertible promissory notes to officers and key employees in settlement of accrued salaries.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The convertible promissory notes are convertible into common stock, at the holders’ option at $0.015 per common share.

Due to the nature of the notes described in Note 5 above, the Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and the uncertainty of sufficient authorized shares to meet possible conversion demands. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the notes and to fair value as of each subsequent reporting date.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41% to 200.80%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.0167 per share.

The determined fair value of the debt derivatives of $262,285 was charged as a debt discount up to the net proceeds of the note.

At March 31, 2014, the Company marked to market the fair value of the debt derivatives and determined a fair value of $21,599. The Company recorded a gain from change in fair value of debt derivatives of $32,100 for the three months ended March 31, 2014. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 159.11%, (3) weighted average risk-free interest rate of 0.13%, (4) expected life of 0.75 years, and (5) estimated fair value of the Company’s common stock of $0.0048 per share.

The charge of the amortization of debt discounts and costs for the three ended March 31, 2014 and 2013 was $32,313 and $32,313, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $27,956 as of March 31, 2014.

During 2012, the Company issued an aggregate of $280,000 convertible promissory notes to officers and key employees in settlement of accrued salaries.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The convertible promissory notes are convertible into common stock, at the holders’ option at $0.15 per common share.

Due to the nature of the notes described in Note 7 above, the Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and the uncertainty of sufficient authorized shares to meet possible conversion demands. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the notes and to fair value as of each subsequent reporting date.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41% to 200.80%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.0167 per share.

The determined fair value of the debt derivatives of $262,285 was charged as a debt discount up to the net proceeds of the notes.

At December 31, 2013, the Company marked to market the fair value of the debt derivatives and determined a fair value of $53,699. The Company recorded a gain from change in fair value of debt derivatives of $140,769 for the year ended December 31, 2013. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 157.27%, (3) weighted average risk-free interest rate of 0.13%, (4) expected life of 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.0072 per share.

The charge of the amortization of debt discounts and costs for the years ended December 31, 2013 and 2012 was $131,047 and $191, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $22,433 as of December 31, 2013.